EARNING (LOSS) PER SHARE (Details - Potentially dilutive equity securities) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	21,380,550	5,904,163
Convertible Notes Payable And Accrued Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	58,891
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	1,139,347	1,162,721
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	20,241,203	4,682,551